Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Fair Value, Measurements, Recurring, JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	¥ 351,147	¥ 350,960
Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	338
Total assets	5,897	13,172
Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25
Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,386
Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,411
Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,859	648
Current Assets | Hybrid financial instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		11,976
Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	168
Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		210
Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	3,027	12,834
Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	331
Current Assets | Currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets		7
Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	345,250	337,788
Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,815	327,684
Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,318	3,590
Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	335,133	331,274
Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	9,082	3,747
Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,035	2,423
Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		344
Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,117	6,514
Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,168	3,646
Total	5,168	3,646
Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,140	3,626
Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	28	20
Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	349,436	334,787
Level 1 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	5,438	630
Level 1 | Current Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	25
Level 1 | Current Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,386
Level 1 | Current Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,411
Level 1 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	2,859	630
Level 1 | Current Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	168
Level 1 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	3,027	630
Level 1 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	343,998	334,157
Level 1 | Noncurrent Assets | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,815	327,684
Level 1 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	66	331
Level 1 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	333,881	328,015
Level 1 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	9,082	3,719
Level 1 | Noncurrent Assets | Government bonds and public bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,035	2,423
Level 1 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	10,117	6,142
Level 2
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	1,711	16,079
Level 2 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	338
Total assets	459	12,506
Level 2 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		12
Level 2 | Current Assets | Hybrid financial instruments
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		11,976
Level 2 | Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		180
Level 2 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		12,168
Level 2 | Current Assets | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets	459	331
Level 2 | Current Assets | Currency swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative assets		7
Level 2 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets	1,252	3,573
Level 2 | Noncurrent Assets | Investment trusts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,252	3,259
Level 2 | Noncurrent Assets | Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities	1,252	3,259
Level 2 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		19
Level 2 | Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		295
Level 2 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		314
Level 2 | Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,168	3,646
Total	5,168	3,646
Level 2 | Current Liabilities | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	5,140	3,626
Level 2 | Current Liabilities | Interest rate swaps
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value of derivative liabilities	28	20
Level 3
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		94
Level 3 | Current Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		36
Level 3 | Current Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		6
Level 3 | Current Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		30
Level 3 | Current Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		36
Level 3 | Noncurrent Assets
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Total assets		58
Level 3 | Noncurrent Assets | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		9
Level 3 | Noncurrent Assets | Other debt securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		49
Level 3 | Noncurrent Assets | Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Fair value securities		¥ 58